Commitments and Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 9 months		3 months 29 days
Operating lease discount rate	4.75%		4.75%
Rental expense			$ 146,498	$ 134,457	$ 78,756
Rent expenses	$ 59,000,000	$ 84,344,000,000
Depreciation expenses	$ 49,733,000,000	$ 62,356,000,000